Vanguard Global Wellesley® Income Fund

Supplement Dated July 1, 2019, to the Prospectus and Summary Prospectus Dated December 3, 2018

Important Change to Vanguard Global Wellesley Income Fund

Effective June 30, 2019, John C. Keogh has retired from Wellington Management Company LLP and no longer serves as portfolio manager for Vanguard Global Wellesley Income Fund.

Loren L. Moran, Michael E. Stack, and Ian R. Link remain as the portfolio managers of the Fund. The Fund’s investment objective, strategies, and policies remain unchanged.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 1496B 072019

Vanguard Global Wellington™ Fund

Supplement Dated July 1, 2019, to the Prospectus and Summary Prospectus Dated December 3, 2018

Important Change to Vanguard Global Wellington Fund

Effective June 30, 2019, John C. Keogh has retired from Wellington Management Company LLP and no longer serves as portfolio manager for Vanguard Global Wellington Fund.

Nataliya Kofman, Loren L. Moran, and Michael E. Stack remain as the portfolio managers of the Fund. The Fund’s investment objective, strategies, and policies remain unchanged.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 1567B 072019

Vanguard World Fund

Supplement Dated July 1, 2019, to the Statement of Additional Information Dated December 3, 2018

Important Change to Vanguard Global Wellington™ Fund and Vanguard Global Wellesley Income Fund®

Effective June 30, 2019, John C. Keogh has retired from Wellington Management Company LLP and no longer serves as a portfolio manager for Vanguard Global Wellington Fund or Vanguard Global Wellesley Income Fund.

Nataliya Kofman, Loren L. Moran, and Michael E. Stack remain as the portfolio managers of Vanguard Global Wellington Fund. The Fund’s investment objective, strategies, and policies remain unchanged.

Loren L. Moran, Michael E. Stack, and Ian R. Link remain as the portfolio managers of Vanguard Global Wellesley Income Fund. The Fund’s investment objective, strategies, and policies remain unchanged.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 23G 072019